UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22417

Destra Investment Trust

(Exact name of registrant as specified in charter)

443 North Willson Ave.

Bozeman, MT 59715

(Address of principal executive offices) (Zip code)

Robert A. Watson

C/O Destra Capital Advisors LLC

443 North Willson Ave.

Bozeman, MT 59715

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 855-3434

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

Destra Flaherty & Crumrine Preferred and Income Fund

Destra Granahan Small Cap Advantage Fund

Semi-Annual Report

March 31, 2023

(Unaudited)

Risk Disclosure
As of March 31, 2023 (unaudited)

This document may contain forward-looking statements representing Destra Capital Advisors LLC’s (“Destra”), DFC Preferred Advisors LLC’s (“DFC”), the portfolio managers’ or sub-adviser’s beliefs concerning future operations, strategies, financial results or other developments. Investors are cautioned that such forward-looking statements involve risks and uncertainties. Because these forward-looking statements are based on estimates and assumptions that are subject to significant business, economic and competitive uncertainties, many of which are beyond Destra’s, DFC’s, the portfolio managers’ or sub-advisers’ control or are subject to change, actual results could be materially different. There is no guarantee that such forward-looking statements will come to pass.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are available, the ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak and the pace of recovery which may vary from market to market, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in each Fund. Please read the prospectus carefully before investing. To obtain a prospectus, please contact your investment representative or Destra Capital Investments LLC at 877-855-3434 or access our website at www.destracapital.com.

Overview of Fund Expenses
As of March 31, 2023 (unaudited)

As a shareholder of the Destra Investment Trust, you incur management fees and other fund expenses. The expense examples below (the “Example”) are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2022 to March 31, 2023.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Destra Flaherty & Crumrine Preferred and Income Fund	Beginning Account Value 10/1/22	Ending Account Value 3/31/23	Annualized Expense Ratio(1)	Expenses Paid During Period 10/1/22– 3/31/23(1)
Class I
Actual	$1,000.00	$991.00	1.24%	$6.16
Hypothetical (5% return before expenses)	1,000.00	1,018.81	1.24%	6.25
Class A
Actual	1,000.00	989.10	1.49%	7.40
Hypothetical (5% return before expenses)	1,000.00	1,017.56	1.49%	7.50
Class C
Actual	1,000.00	986.10	2.24%	11.10
Hypothetical (5% return before expenses)	1,000.00	1,013.82	2.24%	11.26

Destra Granahan Small Cap Advantage Fund	Beginning Account Value 10/1/22	Ending Account Value 3/31/23	Annualized Expense Ratio(2)	Expenses Paid During Period 10/1/22– 3/31/23(2)
Class I
Actual	$1,000.00	$1,083.20	1.50%	$7.79
Hypothetical (5% return before expenses)	1,000.00	1,017.52	1.50%	7.54
Class A
Actual	1,000.00	1,081.80	1.75%	9.08
Hypothetical (5% return before expenses)	1,000.00	1,016.27	1.75%	8.80

(1)	Expenses are equal to the Destra Flaherty & Crumrine Preferred and Income Fund’s annualized expense ratios for the period October 1, 2022 through March 31, 2023, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(2)	Expenses are equal to the Destra Granahan Small Cap Advantage Fund’s annualized expense ratio for the period October 1, 2022 through March 31, 2023, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments
As of March 31, 2023 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES – 74.2%
	BANKS – 29.3%
575,000	American AgCredit Corp., 5.250% to 06/15/26 then USD 5 Year Tsy + 4.500%, Series A(1) (2)	BB+(3)	$496,656
	Bank of America Corp.
2,100,000	6.125% to 04/27/27 then USD 5 Year Tsy + 3.231%, Series TT(2)	Baa3	2,058,357
2,525,000	6.500% to 10/23/24 then 3-Month USD Libor + 4.174%, Series Z(2)	Baa3	2,525,000
1,030,000	Capital One Financial Corp., 3.950% to 09/01/26 then USD 5 Year Tsy + 3.157%, Series M(2)	Baa3	773,788
	Citigroup, Inc.
300,000	4.000% to 12/10/25 then USD 5 Year Tsy + 3.597%, Series W(2)	Ba1	263,049
1,575,000	4.150% to 11/15/26 then USD 5 Year Tsy + 3.000%, Series Y(2)	Ba1	1,291,500
1,125,000	4.700% to 01/30/25 then SOFR Rate + 3.234%, Series V(2)	Ba1	987,187
4,560,000	5.950% to 05/15/25 then 3-Month Term SOFR + 4.167%, Series P(2)	Ba1	4,248,137
93,199	6.875% to 11/15/23 then 3-Month Term SOFR + 4.392%, Series K(2)	Ba1	2,310,403
1,230,000	7.375% to 05/15/28 then USD 5 Year Tsy + 3.209%, Series Z(2)	Ba1	1,214,133
137,754	Citizens Financial Group, Inc., 6.350% to 04/06/24 then 3-Month USD Libor + 3.642%, Series D(2)	Baa3	3,242,729
	CoBank ACB
11,790	6.200% to 01/01/25 then 3-Month USD Libor + 3.744%, Series H(1)(2)	BBB+(3)	1,131,840
500,000	6.250% to 10/01/26 then 3-Month USD Libor + 4.660%, Series I(1)(2)	BBB+(3)	472,569
250,000	Compeer Financial ACA, 4.875% to 08/15/26 then USD 5 Year Tsy + 4.100%, Series B-1(1) (2)	BB+(3)	232,188
42,300	ConnectOne Bancorp, Inc., 5.250% to 09/01/26 then USD 5 Year Tsy + 4.420%, Series A(2)	NR(4)	678,492
36,000	Dime Community Bancshares, Inc., 5.500%, Series A(2)	NR(4)	630,000
25,034	Fifth Third Bancorp, 6.000%, Series A(2)	Baa3	577,785
10,800	First Citizens BancShares, Inc., 5.375%, Series A(2)	Ba1	235,116
17,822	First Horizon Corp., 6.500%, Series E(2)	Ba2	393,688
	Goldman Sachs Group, Inc.
1,600,000	4.125% to 11/10/26 then USD 5 Year Tsy + 2.949%, Series V(2)	Ba1	1,328,085
925,000	4.400% to 02/10/25 then USD 5 Year Tsy + 2.850%, Series S(2)	Ba1	796,453
2,500,000	4.950% to 02/10/25 then USD 5 Year Tsy + 3.224%, Series R(2)	Ba1	2,295,835
	Huntington Bancshares, Inc.
355,000	4.450% to 10/15/27 then USD 7 Year Tsy + 4.045%, Series G(2)	Baa3	295,981
1,050,000	5.625% to 07/15/30 then USD 10 Year Tsy + 4.945%, Series F(2)	Baa3	897,750
34,400	6.875% to 04/15/28 then USD 5 Year Tsy + 2.704%, Series J(2)	Baa3	836,952
500,000	JPMorgan Chase & Co., 3.650% to 06/01/26 then USD 5 Year Tsy + 2.850%, Series KK(2)	Baa2	438,750
	KeyCorp
3,740,000	5.000% to 09/15/26 then 3-Month USD Libor + 3.606%, Series D(2)	Baa3	2,970,181
24,728	6.125% to 12/15/26 then 3-Month USD Libor + 3.892%, Series E(2)	Baa3	578,882
25,800	6.200% to 12/15/27 then USD 5 Year Tsy + 3.132%, Series H(2)	Baa3	576,114
	M&T Bank Corp.
650,000	3.500% to 09/01/26 then USD 5 Year Tsy + 2.679%, Series I(2)	Baa2	459,278
96,311	5.625% to 12/15/26 then 3-Month USD Libor + 4.020%, Series H(2)	Baa2	2,355,767
700,000	6.450% to 02/15/24 then 3-Month USD Libor + 3.610%, Series E(2)	Baa2	627,359
18,791	Merchants Bancorp, 6.000% to 10/01/24 then 3-Month USD Libor + 4.569%, Series B(2)	Ba3	394,987
137,936	Morgan Stanley, 5.850% to 04/15/27 then 3-Month USD Libor + 3.491%, Series K(2)	Baa3	3,418,054
165,623	New York Community Bancorp, Inc., 6.375% to 03/17/27 then 3-Month USD Libor + 3.821%, Series A(2)	Ba2	3,832,516
	PNC Financial Services Group, Inc.
476,000	3.400% to 09/15/26 then USD 5 Year Tsy + 2.595%, Series T(2)	Baa2	378,668
1,330,000	6.000% to 05/15/27 then USD 5 Year Tsy + 3.000%, Series U(2)	Baa2	1,227,602
610,000	6.200% to 09/15/27 then USD 5 Year Tsy + 3.238%, Series V(2)	Baa2	567,032
1,800,000	6.250% to 03/15/30 then USD 7 Year Tsy + 2.808%, Series W(2)	Baa2	1,678,500

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2023 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	BANKS (continued)
90,500	Regions Financial Corp., 5.700% to 08/15/29 then 3-Month USD Libor + 3.148%, Series C(2)	Baa3	$1,938,510
56,000	Signature Bank, 5.000%, Series A(2)	BB(5)	3,640
46,000	Synchrony Financial, 5.625%, Series A(2)	BB-(3)	783,840
127,922	Synovus Financial Corp., 5.875% to 07/01/24 then USD 5 Year Tsy + 4.127%, Series E(2)	BB-(3)	2,775,907
32,043	Texas Capital Bancshares, Inc., 5.750%, Series B(2)	Ba2	607,215
1,098,000	Truist Financial Corp., 4.800% to 09/01/24 then USD 5 Year Tsy + 3.003%, Series N(2)	Baa2	963,495
	Valley National Bancorp
30,345	6.250% to 06/30/25 then 3-Month USD Libor + 3.850%, Series A(2)	BB(3)	642,707
2,022	8.741%, 3-Month USD Libor + 3.578%, Series B(2)(7)	BB(3)	46,587
20,300	Washington Federal, Inc., 4.875%, Series A(2)	Baa3	328,860
	Wells Fargo & Co.
825,000	3.900% to 03/15/26 then USD 5 Year Tsy + 3.453%, Series BB(2)	Baa2	728,751
38,364	4.250%, Series DD(2)	Baa2	659,861
750,000	5.875% to 06/15/25 then 3-Month USD Libor + 3.990%, Series U(2)	Baa2	738,750
267	7.500%, Series L(2) (6)	Baa2	314,059
43,200	WesBanco, Inc., 6.750% to 11/15/25 then USD 5 Year Tsy + 6.557%, Series A(2)	NR(4)	997,488
12,900	Western Alliance Bancorp, 4.250% to 09/30/26 then USD 5 Year Tsy + 3.452%, Series A(2)	Ba1	175,440
44,000	Wintrust Financial Corp., 6.875% to 07/15/25 then USD 5 Year Tsy + 6.507%, Series E(2)	BB(5)	999,680
43,000	Zions Bancorp NA, 5.800% to 06/15/23 then 3-Month USD Libor + 3.800%, Series I(2)	BB+(3)	33,460
			62,455,613
	FINANCIAL SERVICES – 2.9%
450,000	AerCap Global Aviation Trust, 6.500% to 06/15/25 then 3-Month USD Libor + 4.300%, 06/15/45(1)	Baa3	426,130
1,545,000	AerCap Holdings, 5.875% to 10/10/24 then USD 5 Year Tsy + 4.535%, 10/10/79	Ba1	1,409,272
	Ally Financial, Inc.
1,220,000	4.700% to 05/15/26 then USD 5 Year Tsy + 3.868%, Series B(2)	Ba2	879,162
800,000	4.700% to 05/15/28 then USD 7 Year Tsy + 3.481%, Series C(2)	Ba2	532,000
13,400	Carlyle Finance LLC, 4.625%, 05/15/61	BBB(3)	246,560
800,000	Discover Financial Services, 6.125% to 09/23/25 then USD 5 Year Tsy + 5.783%, Series D(2)	Ba1	740,427
	General Motors Financial Co., Inc.
725,000	5.700% to 09/30/30 then USD 5 Year Tsy + 4.997%, Series C(2)	Ba2	612,720
560,000	5.750% to 09/30/27 then 3-Month USD Libor + 3.598%, Series A(2)	Ba2	454,458
600,000	6.500% to 09/30/28 then 3-Month USD Libor + 3.436%, Series B(2)	Ba2	506,828
20,000	Stifel Financial Corp., 4.500%, Series D(2)	BB-(3)	325,400
			6,132,957
	INSURANCE – 19.9%
1,151,000	ACE Capital Trust II, 9.700%, 04/01/30	Baa1	1,373,698
92,000	American Equity Investment Life Holding Co., 5.950% to 12/01/24 then USD 5 Year Tsy + 4.322%, Series A(2)	BB(3)	2,159,240
1,387,000	American International Group, Inc., 8.175% to 05/15/38 then 3-Month USD Libor + 4.195%, 05/15/58	Baa3	1,503,437
	Aspen Insurance Holdings, Ltd.
25,000	5.625%(2)	Ba1	458,000
18,630	5.950% to 07/01/23 then 3-Month USD Libor + 4.060%(2)	Ba1	428,490
18,003	Assurant, Inc., 5.250%, 01/15/61	Baa3	351,419
	Athene Holding, Ltd.
25,200	4.875%, Series D(2)	Baa3	396,648
88,000	6.350% to 06/30/29 then 3-Month USD Libor + 4.253%, Series A(2)	Baa3	1,914,000

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2023 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	INSURANCE (continued)
46,249	Axis Capital Holdings, Ltd., 5.500%, Series E(2)	Baa3	$980,016
735,000	Axis Specialty Finance LLC, 4.900% to 01/15/30 then USD 5 Year Tsy + 3.186%, 01/15/40	Baa2	596,805
15,000	CNO Financial Group, Inc., 5.125%, 11/25/60	Ba1	243,750
101,885	Delphi Financial Group, Inc., 8.054%, 3-Month USD Libor + 3.190%, 05/15/37(7)	BBB(3)	2,203,263
	Enstar Finance LLC
670,000	5.500% to 01/15/27 then USD 5 Year Tsy + 4.006%, 01/15/42	BB+(3)	484,480
825,000	5.750% to 09/01/25 then USD 5 Year Tsy + 5.468%, 09/01/40	BB+(3)	707,339
45,400	Enstar Group, Ltd., 7.000% to 09/01/28 then 3-Month USD Libor + 4.015%, Series D(2)	BB+(3)	1,012,420
125,000	Equitable Holdings, Inc., 4.950% to 12/15/25 then USD 5 Year Tsy + 4.736%, Series B(2)	Baa3	114,242
196,000	Everest Reinsurance Holdings, Inc., 7.249%, 3-Month USD Libor + 2.385%, 05/15/37(7)	Baa2	174,523
1,370,000	Global Atlantic Fin Co., 4.700% to 10/15/26 then USD 5 Year Tsy + 3.796%, 10/15/51(1)	Baa3	1,101,607
12,500	Jackson Financial, Inc., 8.000% to 03/30/28 then USD 5 Year Tsy + 3.728%, Series A(2)	Ba1	310,000
875,000	Kuvare U.S. Holdings, Inc., 7.000% to 05/01/26 then USD 5 Year Tsy + 6.541%, 02/17/51, Series A(1)	NR(4)	883,750
	Liberty Mutual Group, Inc.
830,000	4.125% to 12/15/26 then USD 5 Year Tsy + 3.315%, 12/15/51(1)	Baa3	667,544
7,103,000	7.800% to 03/15/37 then 3-Month USD Libor + 3.576%, 03/15/37(1)	Baa3	7,474,736
	Lincoln National Corp.
15,900	9.000%, Series D(2)	Baa3	405,450
400,000	9.250% to 03/01/28 then USD 5 Year Tsy + 5.318%, Series C(2)	Baa3	400,000
	MetLife, Inc.
1,605,000	9.250% to 04/08/38 then 3-Month USD Libor + 5.540%, 04/08/38(1)	Baa2	1,896,007
1,937,000	10.750% to 08/01/39 then 3-Month USD Libor + 7.548%, 08/01/39	Baa2	2,516,922
4,500,000	Provident Financing Trust I, 7.405%, 03/15/38	Ba1	4,485,487
	Prudential Financial, Inc.
540,000	6.000% to 09/01/32 then USD 5 Year Tsy + 3.234%, 09/01/52	Baa1	506,412
3,610,000	6.750% to 03/01/33 then USD 5 Year Tsy + 2.848%, 03/01/53	Baa1	3,544,731
17,719	Reinsurance Group of America, Inc., 5.750% to 06/15/26 then 3-Month USD Libor + 4.040%, 06/15/56	Baa2	453,606
12,837	RenaissanceRe Holdings, Ltd., 4.200%, Series G(2)	Baa2	221,695
	SBL Holdings, Inc.
1,275,000	6.500% to 11/13/26 then USD 5 Year Tsy + 5.620%, Series B(1) (2)	BB(3)	902,063
1,175,000	7.000% to 05/13/25 then USD 5 Year Tsy + 5.580%, Series A(1) (2)	BB(3)	895,623
23,000	Voya Financial, Inc., 5.350% to 09/15/29 then USD 5 Year Tsy + 3.210%, Series B(2)	Ba2	533,600
			42,301,003
	UTILITIES – 10.4%
	Algonquin Power & Utilities Corp.
1,500,000	4.750% to 04/18/27 then USD 5 Year Tsy + 3.249%, 01/18/82, Series 2022-B	BB+(3)	1,202,115
24,895	6.200% to 07/01/24 then 3-Month USD Libor + 4.010%, 07/01/79, Series 2019-A	BB+(3)	578,062
1,070,000	American Electric Power Co., Inc., 3.875% to 02/15/27 then USD 5 Year Tsy + 2.675%, 02/15/62	Baa3	857,375
3,094,000	ComEd Financing III, 6.350%, 03/15/33	Baa2	3,102,806
725,000	Dominion Energy, Inc., 4.350% to 04/15/27 then USD 5 Year Tsy + 3.195%, Series C(2)	Ba1	603,383
	Edison International
1,775,000	5.000% to 03/15/27 then USD 5 Year Tsy + 3.901%, Series B(2)	Ba1	1,475,472
490,000	5.375% to 03/15/26 then USD 5 Year Tsy + 4.698%, Series A(2)	Ba1	434,573
2,806,000	Emera, Inc., 6.750% to 06/15/26 then 3-Month USD Libor + 5.440%, 06/15/76, Series 2016-A	Ba2	2,613,393
140,000	NextEra Energy Capital Holdings, Inc., 5.650% to 05/01/29 then 3-Month USD Libor + 3.156%, 05/01/79, Series O	Baa2	123,904

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2023 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	UTILITIES (continued)
285,000	NiSource, Inc., 5.650% to 06/15/23 then USD 5 Year Tsy + 2.843%, Series A(2)	Ba1	$269,325
21,587	SCE Trust II, 5.100%, Series G(2)	Baa3	448,146
121,730	SCE Trust V, 5.450% to 03/15/26 then 3-Month USD Libor + 3.790%, Series K(2)	Baa3	2,726,752
192,087	SCE Trust VI, 5.000%, Series L(2)	Baa3	3,837,898
	Sempra Energy
1,450,000	4.125% to 04/01/27 then USD 5 Year Tsy + 2.868%, 04/01/52	Baa3	1,166,944
1,300,000	4.875% to 10/15/25 then USD 5 Year Tsy + 4.550%, Series C(2)	Ba1	1,220,713
1,350,000	Southern California Edison Co., 9.013%, 3-Month USD Libor + 4.199%, Series E(2)(7)	Baa3	1,323,000
175,000	Vistra Corp., 7.000% to 12/15/26 then USD 5 Year Tsy + 5.740%, Series B(1) (2)	Ba3	154,181
			22,138,042
	ENERGY – 6.6%
3,900	DCP Midstream LP, 7.875% to 06/15/23 then 3-Month USD Libor + 4.919%, Series B(2)	Ba3	97,812
	Enbridge, Inc.
340,000	5.750% to 07/15/30 then USD 5 Year Tsy + 5.314%, 07/15/80, Series 2020-A	Baa3	303,319
1,252,000	6.000% to 01/15/27 then 3-Month USD Libor + 3.890%, 01/15/77, Series 2016-A	Baa3	1,156,310
	Energy Transfer LP
1,387,000	7.125% to 05/15/30 then USD 5 Year Tsy + 5.306%, Series G(2)	Ba2	1,169,935
180,186	7.375% to 05/15/23 then 3-Month USD Libor + 4.530%, Series C(2)	Ba2	4,319,058
160,236	7.600% to 05/15/24 then 3-Month USD Libor + 5.161%, Series E(2)	Ba2	3,874,506
1,600	7.625% to 08/15/23 then 3-Month USD Libor + 4.738%, Series D(2)	Ba2	37,328
	Transcanada Trust
2,065,000	5.500% to 09/15/29 then SOFR Rate + 4.416%, 09/15/79	Baa3	1,730,278
1,350,000	5.875% to 08/15/26 then 3-Month USD Libor + 4.640%, 08/15/76, Series 2016-A	Baa3	1,260,225
			13,948,771
	COMMUNICATIONS – 1.6%
33,000	AT&T, Inc., 4.750%, Series C(2)	Ba1	701,910
940,000	British Telecommunications PLC, 4.875% to 11/23/31 then USD 5 Year Tsy + 3.493%, 11/23/81(1)	Ba1	742,065
1,720,000	Paramount Global, 6.375% to 03/30/27 then USD 5 Year Tsy + 3.999%, 03/30/62	Baa3	1,365,001
700,000	Vodafone Group PLC, 7.000% to 04/04/29 then 5 Year Swap + 4.873%, 04/04/79	Ba1	682,951
			3,491,927
	MISCELLANEOUS – 1.8%
370,000	Apollo Management Holdings LP, 4.950% to 12/17/24 then USD 5 Year Tsy + 3.266%, 01/14/50(1)	BBB(3)	304,080
	Land O’ Lakes, Inc.
700,000	7.250%, Series B(1) (2)	BB(3)	603,750
3,115,000	8.000%, Series A(1) (2)	BB(3)	2,865,021
			3,772,851
	REITS – 1.7%
	Arbor Realty Trust, Inc.
66,572	6.250% to 10/12/26 then 3-Month Term SOFR + 5.440%, Series F(2)	NR(4)	1,131,724
12,477	6.375%, Series D(2)	NR(4)	217,724
87,394	KKR Real Estate Finance Trust, Inc., 6.500%, Series A(2)	NR(4)	1,395,682
26,000	New York Mortgage Trust, Inc., 6.875% to 10/15/26 then SOFR Rate + 6.130%, Series F(2)	NR(4)	452,660
20,598	TPG RE Finance Trust, Inc., 6.250%, Series C(2)	NR(4)	357,581
			3,555,371
	TOTAL PREFERRED SECURITIES
	(Cost $179,999,296)		157,796,535

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2023 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	CONTINGENT CAPITAL SECURITIES – 23.2%
	BANKS – 21.6%
4,207,000	Australia & New Zealand Banking Group, Ltd., 6.750% to 06/15/26 then 5 Year Swap + 5.168%(1) (2)	Baa2	$4,042,969
	Banco Bilbao Vizcaya Argentaria SA
2,600,000	6.125% to 11/16/27 then 5 Year Swap + 3.870%(2)	Ba2	2,043,467
800,000	6.500% to 03/05/25 then USD 5 Year Tsy + 5.192%, Series 9(2)	Ba2	728,000
	Banco Mercantil del Norte SA
750,000	6.625% to 01/24/32 then USD 10 Year Tsy + 5.034%(1) (2)	Ba2	605,625
900,000	7.500% to 06/27/29 then USD 10 Year Tsy + 5.470%(1) (2)	Ba2	779,230
640,000	7.625% to 01/10/28 then USD 10 Year Tsy + 5.353%(1) (2)	Ba2	566,880
10,400,000	Banco Santander SA, 4.750% to 05/12/27 then USD 5 Year Tsy + 3.753%(1)(2)	Ba1	8,099,000
	Barclays PLC
400,000	4.375% to 09/15/28 then USD 5 Year Tsy + 3.410%(2)	Ba1	274,445
1,270,000	6.125% to 06/15/26 then USD 5 Year Tsy + 5.867%(2)	Ba1	1,079,744
700,000	8.000% to 06/15/24 then USD 5 Year Tsy + 5.672%(2)	Ba1	631,750
380,000	8.000% to 09/15/29 then USD 5 Year Tsy + 5.431%(2)	Ba1	325,375
600,000	BBVA Bancomer SA Texas, 5.875% to 09/13/29 then USD 5 Year Tsy + 4.308%, 09/13/34(1)	Baa3	523,980
	BNP Paribas SA
425,000	4.625% to 02/25/31 then USD 5 Year Tsy + 3.340%(1) (2)	Ba1	318,691
3,000,000	7.375% to 08/19/25 then 5 Year Swap + 5.150%(1) (2)	Ba1	2,854,770
765,000	7.750% to 08/16/29 then USD 5 Year Tsy + 4.899%(1) (2)	Ba1	734,170
	Credit Agricole SA
450,000	4.750% to 09/23/29 then USD 5 Year Tsy + 3.237%(1) (2)	BBB-(3)	339,030
500,000	8.125% to 12/23/25 then 5 Year Swap + 6.185%(1) (2)	Baa3	484,702
	HSBC Holdings PLC
1,500,000	4.700% to 09/09/31 then USD 5 Year Tsy + 3.250%(2)	Baa3	1,119,058
325,000	6.000% to 05/22/27 then USD 5 Year Swap + 3.746%(2)	Baa3	293,599
850,000	6.500% to 03/23/28 then USD 5 Year Swap + 3.606%(2)	Baa3	745,801
	ING Groep
2,550,000	3.875% to 11/16/27 then USD 5 Year Tsy + 2.862%(2)	Ba1	1,861,704
4,885,000	6.750% to 04/16/24 then USD 5 Year Swap + 4.204%(2)	Ba1	4,518,210
	Lloyds Banking Group PLC
1,900,000	7.500% to 09/27/25 then USD 5 Year Swap + 4.496%(2)	Baa3	1,767,608
2,320,000	8.000% to 03/27/30 then USD 5 Year Tsy + 3.913%(2)	Baa3	2,143,100
1,530,000	Macquarie Bank, Ltd., 6.125% to 03/08/27 then USD 5 Year Swap + 3.703%(1) (2)	Ba1	1,319,969
350,000	NatWest Group PLC, 4.600% to 12/28/31 then USD 5 Year Tsy + 3.100%(2)	Baa3	247,223
	Societe Generale SA
900,000	4.750% to 05/26/26 then USD 5 Year Tsy + 3.931%(1) (2)	Ba2	695,488
900,000	5.375% to 11/18/30 then USD 5 Year Tsy + 4.514%(1) (2)	Ba2	650,191
250,000	6.750% to 04/06/28 then USD 5 Year Swap + 3.929%(1) (2)	Ba2	200,030
750,000	8.000% to 09/29/25 then USD 5 Year Swap + 5.873%(1) (2)	Ba2	701,719
700,000	9.375% to 05/22/28 then USD 5 Year Tsy + 5.385%(1) (2)	Ba2	664,125
	Standard Chartered PLC
400,000	4.750% to 07/14/31 then USD 5 Year Tsy + 3.805%(1) (2)	Ba1	283,604
1,910,000	7.750% to 02/15/28 then USD 5 Year Tsy + 4.976%(1) (2)	Ba1	1,800,647
	UBS Group AG
600,000	4.375% to 02/10/31 then USD 5 Year Tsy + 3.313%(1) (2)	Baa3	417,749
800,000	4.875% to 02/12/27 then USD 5 Year Tsy + 3.404%(1) (2)	BB(3)	625,096
1,600,000	7.000% to 01/31/24 then USD 5 Year Swap + 4.344%(1) (2)	Baa3	1,521,936
			46,008,685

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2023 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	CONTINGENT CAPITAL SECURITIES (continued)
	FINANCIAL SERVICES – 0.1%
400,000	Deutsche Bank AG, 6.000% to 04/30/26 then USD 5 Year Tsy + 4.524%(2)	Ba2	$297,684

	INSURANCE – 1.5%
3,150,000	QBE Insurance Group, Ltd., 7.500% to 11/24/23 then USD 10 Year Swap + 6.030%, 11/24/43(1)	Baa1	3,136,830

	TOTAL CONTINGENT CAPITAL SECURITIES
	(Cost $57,902,577)		49,443,199

	CORPORATE DEBT SECURITIES – 0.8%
	BANKS – 0.2%
575,000	Texas Capital Bancshares, Inc., 4.000% to 05/06/26 then USD 5 Year Tsy + 3.150%, 05/06/31	Baa3	475,704

	COMMUNICATIONS – 0.4%
	Qwest Corp.
12,347	6.500%, 09/01/56	B1	176,068
36,585	6.750%, 06/15/57	B1	543,287
			719,355
	INSURANCE – 0.2%
460,000	Universal Insurance Holdings, Inc., 5.625%, 11/30/26	NR(4)	411,650

	TOTAL CORPORATE DEBT SECURITIES
	(Cost $2,242,952)		1,606,709

	SHORT-TERM INVESTMENTS – 0.9%
	MONEY MARKET FUND – 0.9%
1,963,966	Fidelity Investments Money Market Treasury Portfolio – Class I, 4.70%(8)		1,963,966

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,963,966)		1,963,966
	TOTAL INVESTMENTS – 99.1%
	(Cost $242,108,791)		210,810,409
	Other Assets In Excess Of Liabilities – 0.9%		1,960,551
	TOTAL NET ASSETS – 100.0%		$212,770,960

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by management. At March 31, 2023 the total value of these securities is $52,616,240 representing 24.7% of net assets.
(2)	Security is perpetual in nature with no stated maturity date.
(3)	Standard & Poor’s Rating.
(4)	Security is unrated by Moody’s, S&P and Fitch.
(5)	Fitch’s Rating.
(6)	Convertible security.
(7)	The interest rate shown reflects the rate in effect as of March 31, 2023.
(8)	The rate is the annualized seven-day yield as of March 31, 2023.

Libor – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
SA – Corporation
SOFR – Secured Overnight Financing Rate
Tsy – United States Government Treasury Yield

See accompanying Notes to Financial Statements.

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of March 31, 2023 (unaudited)

Summary by Country	Value	% of Net Assets
Australia	$8,499,768	4.0%
Bermuda	5,411,269	2.5
Canada	8,843,702	4.2
France	7,642,916	3.6
Germany	297,684	0.1
Mexico	2,475,715	1.2
Netherlands	7,789,186	3.7
Spain	10,870,467	5.1
Switzerland	2,564,781	1.2
United Kingdom	12,136,970	5.7
United States	144,277,951	67.8
Total Investments	210,810,409	99.1
Other Assets in Excess of Liabilities	1,960,551	0.9
Net Assets	$212,770,960	100.0%

The following table represents the Fund’s investments carried on the Statement of Assets and Liabilities by caption and by Level within the fair value hierarchy as of March 31, 2023. For information on the Fund’s policy regarding the valuation of investments, please refer to the Investment Valuation section of Note 2 in the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Preferred Securities
Banks	$31,467,119	$30,988,494	$-	$62,455,613
Financial Services	571,959	5,560,998	-	6,132,957
Insurance	9,868,336	32,432,667	-	42,301,003
Utilities	7,590,858	14,547,184	-	22,138,042
Energy	8,328,705	5,620,066	-	13,948,771
Communications	701,910	2,790,017	-	3,491,927
Miscellaneous	-	3,772,851	-	3,772,851
REITS	3,555,371	-	-	3,555,371
Contingent Capital Securities(1)	-	49,443,199	-	49,443,199
Corporate Debt Securities
Banks	-	475,704	-	475,704
Communications	719,355	-	-	719,355
Insurance	-	411,650	-	411,650
Short-Term Investments
Money Market Fund	1,963,966	-	-	1,963,966
Total Investments in Securities	$64,767,579	$146,042,830	$-	$210,810,409

(1)	All sub-categories represent Level 2 evaluation status

During the six months ended March 31, 2023 there were no transfers into or out of any levels.

See accompanying Notes to Financial Statements.

Destra Granahan Small Cap Advantage Fund
Schedule of Investments
As of March 31, 2023 (unaudited)

Shares		Value
	COMMON STOCKS – 98.9%
	COMMUNICATIONS – 6.4%
	INTERNET – 6.4%
4,969	Bumble, Inc., Class A(1)	$97,144
15,583	Edgio, Inc.(1)	12,328
5,401	Etsy, Inc.(1)	601,293
9,434	EverQuote, Inc., Class A(1)	131,133
1,657	Fiverr International Ltd.(1)	57,862
9,170	Liquidity Services, Inc.(1)	120,769
14,416	Magnite, Inc.(1)	133,492
		1,154,021

	CONSUMER, CYCLICAL – 6.5%
	ENTERTAINMENT – 1.8%
64,643	Genius Sports, Ltd.(1)	321,922

	LEISURE TIME – 2.5%
1,912	OneSpaWorld Holdings, Ltd.(1)	22,925
19,302	Topgolf Callaway Brands Corp.(1)	417,309
		440,234
	RETAIL – 2.2%
5,798	First Watch Restaurant Group, Inc.(1)	93,116
7,570	Lovesac Co.(1)	218,773
3,894	Portillo’s, Inc., Class A(1)	83,215
		395,104
	TOTAL CONSUMER, CYCLICAL	1,157,260

	CONSUMER, NON-CYCLICAL – 35.8%
	BIOTECHNOLOGY – 8.5%
1,473	Apellis Pharmaceuticals, Inc.(1)	97,159
5,340	Arcus Biosciences, Inc.(1)	97,401
2,714	Beam Therapeutics, Inc.(1)	83,103
2,181	Blueprint Medicines Corp.(1)	98,123
22,004	Harvard Bioscience, Inc.(1)	92,417
13,032	Olink Holding AB, ADR(1)	293,611
5,327	Pliant Therapeutics, Inc.(1)	141,698
2,455	Prothena Corp. PLC(1)	118,994
4,739	Veracyte, Inc.(1)	105,680
5,391	Vericel Corp.(1)	158,064
3,172	Xencor, Inc.(1)	88,467
4,448	Xenon Pharmaceuticals, Inc.(1)	159,194
		1,533,911

	COMMERCIAL SERVICES – 12.4%
16,060	Alta Equipment Group, Inc.	254,551
2,701	CoStar Group, Inc.(1)	185,964
3,045	HealthEquity, Inc.(1)	178,772
1,109	Paylocity Holding Corp.(1)	220,447
8,003	Ritchie Bros Auctioneers, Inc.	450,489
3,335	ShotSpotter, Inc.(1)	131,132
23,198	Toast, Inc., Class A(1)	411,764
8,200	WillScot Mobile Mini Holdings Corp.(1)	384,416
		2,217,535
Shares		Value
	COMMON STOCKS (continued)
	CONSUMER, NON-CYCLICAL (continued)
	COSMETICS/PERSONAL CARE – 1.5%
21,596	Beauty Health Co.(1)	$272,758

	HEALTHCARE-PRODUCTS – 9.8%
15,007	BioLife Solutions, Inc.(1)	326,402
12,569	Castle Biosciences, Inc.(1)	285,568
9,109	OrthoPediatrics Corp.(1)	403,438
9,384	Quanterix Corp.(1)	105,758
2,307	Repligen Corp.(1)	388,406
12,647	SI-BONE, Inc.(1)	248,766
		1,758,338

	PHARMACEUTICALS – 0.6%
2,807	Intellia Therapeutics, Inc.(1)	104,617

	SEMICONDUCTORS – 3.0%
12,024	Azenta, Inc.(1)	536,511
	TOTAL CONSUMER, NON-CYCLICAL	6,423,670

	ENERGY – 1.3%
	ENERGY-ALTERNATE SOURCES – 1.3%
1,061	Enphase Energy, Inc.(1)	223,107

	FINANCIAL – 3.0%
	BANKS – 0.9%
3,377	Texas Capital Bancshares, Inc.(1)	165,338

	INSURANCE – 1.0%
8,736	James River Group Holdings Ltd.	180,398

	PRIVATE EQUITY – 1.1%
6,828	Victory Capital Holdings, Inc., Class A	199,856
	TOTAL FINANCIAL	545,592

	INDUSTRIAL – 13.9%
	COMPUTERS – 1.0%
8,907	Kornit Digital, Ltd.(1)	172,440

	ELECTRONICS – 0.7%
8,173	Enovix Corp.(1)	121,859

	ENGINEERING & CONSTRUCTION – 0.6%
12,060	908 Devices, Inc.(1)	103,716

	ENVIRONMENTAL CONTROL – 2.1%
4,673	Casella Waste Systems, Inc. – Class A(1)	386,270

	MACHINERY-DIVERSIFIED – 1.9%
9,324	Columbus McKinnon Corp.	346,480

	METAL FABRICATE/HARDWARE – 2.2%
1,667	RBC Bearings, Inc.(1)	387,961

See accompanying Notes to Financial Statements.

Destra Granahan Small Cap Advantage Fund
Schedule of Investments (continued)
As of March 31, 2023 (unaudited)

Shares		Value
	COMMON STOCKS (continued)
	INDUSTRIAL (continued)
	MISCELLANEOUS MANUFACTURING – 5.4%
2,444	Axon Enterprise, Inc.(1)	$549,533
3,625	Materion Corp.	420,500
		970,033
	TOTAL INDUSTRIAL	2,488,759

	TECHNOLOGY – 32.0%
	COMPUTERS – 2.6%
853	Globant SA(1)	139,901
8,500	Pure Storage, Inc.(1)	216,835
6,859	Stratasys Ltd.(1)	113,379
		470,115

	SEMICONDUCTORS – 2.3%
2,208	Power Integrations, Inc.	186,885
10,469	Veeco Instruments, Inc.(1)	221,210
		408,095

	SOFTWARE – 27.1%
1,085	Appian Corp.(1)	48,152
922	Bill.com Holdings, Inc.(1)	74,811
19,096	Definitive Healthcare Corp.(1)	197,262
4,848	Domo, Inc.(1)	68,793
12,942	Evolent Health, Inc., Class A(1)	419,968
5,506	Guidewire Software, Inc.(1)	451,767
18,386	Health Catalyst, Inc.(1)	214,565
1,124	HubSpot, Inc.(1)	481,915
1,403	Paycom Software, Inc.(1)	426,526
8,601	Phreesia, Inc.(1)	277,726
43,261	Porch Group, Inc.(1)	61,863
10,805	PROS Holdings, Inc.(1)	296,057
5,324	Sprout Social, Inc.(1)	324,125
4,281	SPS Commerce, Inc.(1)	651,997
1,731	Twilio, Inc., Class A(1)	115,337
3,156	Workiva, Inc.(1)	323,206
39,806	Zeta Global Holdings Corp., Class A(1)	431,099
		4,865,169
	TOTAL TECHNOLOGY	5,743,379
	TOTAL COMMON STOCKS
	(Cost $18,255,009)	17,735,788

	RIGHTS – 0.0%
	PHARMACETICALS – 0.0%
25,526	Flexion Therapeutics, Inc.(1)(2)(3)	255
	TOTAL RIGHTS
	(Cost $15,826)	255

Shares		Value
	SHORT-TERM INVESTMENTS – 1.5%
	MONEY MARKET FUND – 1.5%
268,849	Fidelity Investments Money Market Treasury Portfolio - Class I, 4.70%(4)	$268,849
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $268,849)	268,849
	TOTAL INVESTMENTS – 100.4%
	(Cost $18,539,684)	18,004,892
	Liabilities in Excess of Other Assets – (0.4)%	(75,660)
	TOTAL NET ASSETS – 100.0%	$17,929,232

(1)	Non-income producing security.
(2)	Fair valued using significant unobservable inputs.
(3)	Illiquid and restricted investment as to resale.
(4)	The rate is the annualized seven-day yield as of March 31, 2023.

ADR – American Depository Receipt

PLC – Public Limited Company

SA – Corporation

See accompanying Notes to Financial Statements.

Destra Granahan Small Cap Advantage Fund
Schedule of Investments (continued)
As of March 31, 2023 (unaudited)

Summary by Industry Group	Value	% of Net Assets
Common Stocks
Banks	$165,338	0.9%
Biotechnology	1,533,911	8.5
Commercial Services	2,217,535	12.4
Computers	642,555	3.6
Cosmetics/Personal Care	272,758	1.5
Electronics	121,859	0.7
Energy-Alternate Sources	223,107	1.3
Engineering & Construction	103,716	0.6
Entertainment	321,922	1.8
Environmental Control	386,270	2.1
Healthcare-Products	1,758,338	9.8
Insurance	180,398	1.0
Internet	1,154,021	6.4
Leisure Time	440,234	2.5
Machinery-Diversified	346,480	1.9
Metal Fabricate/Hardware	387,961	2.2
Summary by Industry Group	Value	% of Net Assets
Miscellaneous Manufacturing	$970,033	5.4%
Pharmaceuticals	104,617	0.6
Private Equity	199,856	1.1
Retail	395,104	2.2
Semiconductors	944,606	5.3
Software	4,865,169	27.1
Total Common Stocks	17,735,788	98.9
Rights
Unknown Bloomberg Industry Group	255	0.0
Total Rights	255	0.0
Short-Term Investments
Money Market Fund	268,849	1.5
Total Short-Term Investments	268,849	1.5
Total Investments	18,004,892	100.4
Liabilities in Excess of Other Assets	(75,660)	(0.4)
Total Net Assets	$17,929,232	100.0%

The following table represents the Fund’s investments carried on the Statement of Assets and Liabilities by caption and by Level within the fair value hierarchy as of March 31, 2023. For information on the Fund’s policy regarding the valuation of investments, please refer to the Investment Valuation section of Note 2 in the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3*	Total
Common Stocks	$17,735,788	$-	$-	$17,735,788
Rights	-	-	255	255
Short-Term Investments	268,849	-	-	268,849
Total Investments in Securities	$18,004,637	$-	$255	$18,004,892

During the six months ended March 31, 2023 there were no transfers into or out of any levels.

*	A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period. As of March 31, 2023, there was not a significant amount of Level 3 investments in the Destra Granahan Small Cap Advantage Fund.

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities
March 31, 2023 (unaudited)

	Destra Flaherty & Crumrine Preferred and Income Fund	Destra Granahan Small Cap Advantage Fund
Assets:
Investments, at value (cost $242,108,791 and $18,539,684, respectively)	$210,810,409	$18,004,892
Cash	-	455
Receivables:
Interest	2,000,372	1,538
Dividends	268,071	-
Fund shares sold	206,539	2,050
Investments sold	-	46,831
Prepaid expenses	56,735	18,026
Total assets	213,342,126	18,073,792

Liabilities:
Payables:
Capital shares redeemed	229,390	40,309
Management fee (see note 3)	168,326	4,771
Transfer agent fees and expenses	96,012	15,028
Accounting and administrative fees	34,803	9,742
Distribution fees	25,572	1,365
Custody fees	14,123	7,610
Investments purchased	-	56,033
Professional fees	-	6,367
Accrued other expenses	2,940	3,335
Total liabilities	571,166	144,560
Net assets	$212,770,960	$17,929,232

Net assets consist of:
Paid-in capital (unlimited shares authorized at $0.001 par value common stock)	$257,301,743	$24,501,477
Total accumulated deficit	(44,530,783)	(6,572,245)
Net assets	$212,770,960	$17,929,232

Net assets:
Class I	$165,531,896	$11,411,656
Class A	23,894,593	6,517,576
Class C	23,344,471	-
Shares outstanding:
Class I	11,001,416	1,057,092
Class A	1,580,931	608,440
Class C	1,536,732	-
Net asset value per share:
Class I	$15.05	$10.80
Class A	15.11	10.71
Maximum offering price per share(1)	15.82	11.21
Class C	15.19	-

(1)	Includes a sales charge of 4.50%.

See accompanying Notes to Financial Statements.

Statements of Operations
For The Six Months Ended March 31, 2023 (unaudited)

	Destra Flaherty & Crumrine Preferred and Income Fund	Destra Granahan Small Cap Advantage Fund
Investment income:
Interest income(1)	$4,881,680	$7,979
Dividend income	2,322,223	16,839
Total investment income	7,203,903	24,818

Expenses:
Management fee (see note 3)	843,294	91,140
Transfer agent fees and expenses	185,796	37,972
Accounting and administrative fees	101,821	29,753
Professional fees	61,373	15,870
Trustee fees (see note 9)	45,889	3,442
Registration fees	31,342	16,599
Chief financial officer fees (see note 9)	26,109	1,815
Custody fees	25,749	11,936
Chief compliance officer fees (see note 9)	22,378	1,555
Insurance expense	21,841	1,702
Shareholder reporting fees	18,090	2,942
Distribution fees Class C (see note 4)	123,495	-
Distribution fees Class A (see note 4)	32,836	8,061
Other expenses	10,555	7,098
Total expenses	1,550,568	229,885
Contractual expenses waived and reimbursed by adviser (see note 3)	-	(97,542)
Net expenses	1,550,568	132,343
Net investment income (loss)	5,653,335	(107,525)

Net realized and unrealized gain (loss):
Net realized (loss) on:
Investments	(8,392,472)	(1,257,461)
Net change in unrealized appreciation on:
Investments	264,935	2,604,284
Net realized and unrealized gain (loss)	(8,127,537)	1,346,823
Net increase (decrease) in net assets resulting from operations	$(2,474,202)	$1,239,298

(1)	Net of foreign withholding taxes of $1,281.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

	Destra Flaherty & Crumrine Preferred and Income Fund		Destra Granahan Small Cap Advantage Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$5,653,335	$12,512,588	$(107,525)	$(309,334)
Net realized (loss)	(8,392,472)	(3,603,912)	(1,257,461)	(4,199,845)
Net change in unrealized appreciation (depreciation)	264,935	(53,894,042)	2,604,284	(8,047,414)
Net increase (decrease) in net assets resulting from operations	(2,474,202)	(44,985,366)	1,239,298	(12,556,593)

Distributions to shareholders:
Class I	(4,607,515)	(10,126,574)	-	(1,529,219)
Class A	(658,033)	(1,345,017)	-	(973,921)
Class C	(527,606)	(1,007,209)	-	-
Total distributions to shareholders	(5,793,154)	(12,478,800)	-	(2,503,140)

Capital transactions:
Proceeds from shares sold:
Class I	44,074,869	58,512,333	2,784,994	7,129,384
Class A	2,052,095	8,257,732	716,411	1,830,088
Class C	828,573	2,883,527	-	-

Reinvestment of distributions:
Class I	3,627,263	8,143,030	-	1,350,562
Class A	543,848	1,107,494	-	886,159
Class C	413,420	815,729	-	-

Cost of shares redeemed:
Class I	(50,856,822)	(101,358,627)	(1,129,053)	(6,278,103)
Class A	(5,114,356)	(9,713,831)	(852,124)	(2,976,034)
Class C	(2,195,250)	(4,817,232)	-	-
Net increase (decrease) in net assets from capital transactions	(6,626,360)	(36,169,845)	1,520,228	1,942,056
Total increase (decrease) in net assets	(14,893,716)	(93,634,011)	2,759,526	(13,117,677)

Net assets:
Beginning of period	227,664,676	321,298,687	15,169,706	28,287,383
End of period	$212,770,960	$227,664,676	$17,929,232	$15,169,706

Capital share transactions:
Shares sold:
Class I	2,749,025	3,313,784	261,053	507,782
Class A	127,388	454,738	67,579	147,863
Class C	50,773	161,414	-	-

Shares reinvested:
Class I	231,655	469,086	-	87,133
Class A	34,601	63,767	-	57,431
Class C	26,197	46,763	-	-

Shares redeemed:
Class I	(3,213,508)	(5,968,662)	(108,128)	(541,704)
Class A	(322,208)	(553,417)	(80,802)	(229,623)
Class C	(138,145)	(275,053)	-	-
Net increase (decrease) from capital share transactions	(454,222)	(2,287,580)	139,702	28,882

See accompanying Notes to Financial Statements.

Financial Highlights
For a share of common stock outstanding throughout the periods indicated.

Destra Flaherty & Crumrine Preferred and Income Fund
	Net asset		Net realized		Distributions to	Distributions			Net		Ratios to average net assets(1)
Period ending September 30,	value, beginning of period	Net investment income(2)	and unrealized gain (loss)	Total from investment operations	shareholders from net investment income	to shareholders from net realized gain	Total distributions	Redemption fees	asset value, end of period	Total return(3),(4)	Gross expenses	Net expenses	Net investment income	Net assets, end of period (in thousands)	Portfolio turnover rate(4)
Class I
2023(5)	$15.60	$0.41	$(0.54)	$(0.13)	$(0.42)	$-	$(0.42)	$-	$15.05	(0.90)%	1.24%	1.24%	5.17%	$165,532	6%
2022	19.03	0.78	(3.42)	(2.64)	(0.79)	-	(0.79)	-	15.60	(14.19)	1.20	1.20	4.43	175,230	12
2021	17.87	0.79	1.14	1.93	(0.77)	-	(0.77)	-	19.03	10.92	1.14	1.14	4.20	255,392	15
2020	18.41	0.82	(0.44)	0.38	(0.81)	(0.11)	(0.92)	-	17.87	2.22	1.17	1.17	4.61	217,420	19
2019	17.73	0.84	0.86	1.70	(0.86)	(0.16)	(1.02)	-	18.41	10.13	1.22	1.22	4.75	194,583	18
2018	18.68	0.83	(0.83)	0.00	(0.85)	(0.10)	(0.95)	-	17.73	0.02	1.18	1.18	4.59	158,002	7
Class A
2023(5)	15.67	0.39	(0.55)	(0.16)	(0.40)	-	(0.40)	-	15.11	(1.09)	1.49	1.49	4.92	23,895	6
2022	19.11	0.74	(3.43)	(2.69)	(0.75)	-	(0.75)	-	15.67	(14.40)	1.45	1.45	4.21	27,277	12
2021	17.94	0.75	1.14	1.89	(0.72)	-	(0.72)	-	19.11	10.66	1.39	1.39	3.96	33,941	15
2020	18.48	0.77	(0.43)	0.34	(0.77)	(0.11)	(0.88)	-	17.94	1.96	1.42	1.42	4.34	34,444	19
2019	17.79	0.80	0.87	1.67	(0.82)	(0.16)	(0.98)	-	18.48	9.88	1.47	1.47	4.51	34,088	18
2018	18.75	0.79	(0.85)	(0.06)	(0.80)	(0.10)	(0.90)	-	17.79	(0.29)	1.43	1.43	4.29	31,021	7
Class C
2023(5)	15.74	0.33	(0.54)	(0.21)	(0.34)	-	(0.34)	-	15.19	(1.39)	2.24	2.24	4.18	23,344	6
2022	19.20	0.61	(3.46)	(2.85)	(0.61)	-	(0.61)	-	15.74	(15.08)	2.20	2.20	3.46	25,158	12
2021	18.02	0.61	1.15	1.76	(0.58)	-	(0.58)	-	19.20	9.85	2.14	2.14	3.21	31,966	15
2020	18.56	0.65	(0.45)	0.20	(0.63)	(0.11)	(0.74)	-	18.02	1.20	2.17	2.17	3.60	29,634	19
2019	17.87	0.67	0.87	1.54	(0.69)	(0.16)	(0.85)	-	18.56	9.02	2.22	2.22	3.76	29,065	18
2018	18.83	0.66	(0.85)	(0.19)	(0.67)	(0.10)	(0.77)	-	17.87	(1.02)	2.17	2.17	3.60	29,932	7

(1)	Annualized for periods less than one year.
(2)	Based on average shares outstanding during the period.
(3)

Based on the net asset value as of period end. Assumes an investment at net asset value at the beginning of the period and reinvestment of all distributions during the period. The return would have been lower if certain expenses had not been waived or reimbursed by the investment adviser.

(4)	Not annualized for periods less than one year.
(5)	For the six months ended March 31, 2023 (Unaudited).

See accompanying Notes to Financial Statements.

Financial Highlights
For a share of common stock outstanding throughout the periods indicated. (continued)

Destra Granahan Small Cap Advantage Fund
	Net asset		Net realized		Distributions to	Distributions			Net		Ratios to average net assets(1)
Period ending September 30,	value, beginning of period	Net investment (loss)(2)	and unrealized gain (loss)	Total from investment operations	shareholders from net investment income	to shareholders from net realized gain	Total distributions	Redemption fees	asset value, end of period	Total return(3),(4)	Gross expenses(5)	Net expenses(6)	Net investment (loss)(6)	Net assets, end of period (in thousands)	Portfolio turnover rate(4)
Class I
2023(7)	$9.97	$(0.06)	$0.89	$0.83	$-	$-	$-	$-	$10.80	8.32%	2.68%	1.50%	(1.20)%	$11,412	28%
2022	18.93	(0.18)	(7.19)	(7.37)	-	(1.59)	(1.59)	-	9.97	(41.93)	2.46	1.50	(1.33)	9,013	78
2021	12.77	(0.23)	6.42	6.19	(0.02)	(0.01)	(0.03)	-	18.93	48.55	2.26	1.50	(1.28)	16,105	49
2020	9.25	(0.13)	3.65	3.52	-	-	-	-	12.77	38.05	6.49	1.50	(1.22)	3,512	85
2019(8)	10.00	(0.01)	(0.74)	(0.75)	-	-	-	-	9.25	(7.50)	35.78	1.50	(0.95)	1,093	86
Class A
2023(7)	9.90	(0.08)	0.89	0.81	-	-	-	-	10.71	8.18	2.93	1.75	(1.46)	6,518	28
2022	18.86	(0.21)	(7.16)	(7.37)	-	(1.59)	(1.59)	-	9.90	(42.09)	2.71	1.75	(1.59)	6,157	78
2021	12.75	(0.27)	6.41	6.14	(0.02)	(0.01)	(0.03)	-	18.86	48.16	2.51	1.75	(1.54)	12,182	49
2020	9.26	(0.17)	3.66	3.49	-	-	-	-	12.75	37.69	6.74	1.75	(1.47)	7,724	85
2019(8)	10.00	(0.02)	(0.72)	(0.74)	-	-	-	-	9.26	(7.40)	36.03	1.75	(1.19)	220	86

(1)	Annualized for periods less than one year.
(2)	Based on average shares outstanding during the period.
(3)	Based on the net asset value as of period end. Assumes an investment at net asset value at the beginning of the period and reinvestment of all distributions during the period. The return would have been lower if certain expenses had not been waived or reimbursed by the investment adviser.
(4)	Not annualized for periods less than one year.
(5)

For the periods ended September 30, 2020 and September 30, 2021, gross expenses ratios are inclusive of deferred service provider fees. For the period ended September 30, 2020, gross expense ratios excluding deferred service provider fees would have been 5.18% and 5.43% for Class I and Class A, respectively. For the period ended September 30, 2021, gross expense ratios excluding deferred service provider fees would have been 1.78% and 2.03% for Class I and Class A, respectively (see Note 3).

(6)	The contractual fee and expense waiver is reflected in both the net expense and net investment income (loss) ratios (see Note 3).
(7)	For the six months ended March 31, 2023 (Unaudited).
(8)	Commenced operations on August 9, 2019.

See accompanying Notes to Financial Statements.

Notes to Financial Statements
March 31, 2023 (unaudited)

1. ORGANIZATION

Destra Investment Trust (the “Trust”) was organized as a Massachusetts business trust on May 25, 2010 as an open-end investment company, under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of two series of diversified portfolios (collectively, the “Funds” and each individually a “Fund”): Destra Flaherty & Crumrine Preferred and Income Fund (“Preferred and Income Fund”), which commenced operations on April 12, 2011, and Destra Granahan Small Cap Advantage Fund (“Small Cap Advantage Fund”), which commenced operations on August 8, 2019. The Preferred and Income Fund’s investment objective is to seek total return with an emphasis on high current income. The Small Cap Advantage Fund’s investment objective is to seek long-term capital appreciation. The Preferred and Income Fund currently offers three classes of shares, Classes A, C, and I. The Small Cap Advantage Fund currently offers two classes of shares, Classes A and I. All share classes have equal rights and voting privileges, except in matters affecting a single class. Each Fund represents shares of beneficial interest (“Shares”) in a separate portfolio of securities and other assets, with its own investment objective, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are investment companies under U.S. GAAP and follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies.

(a) Investment Valuation

In December 2020, the Securities and Exchange Commission (“SEC”) adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. The Funds were required to comply with Rule 2a-5 by September 8, 2022 and as a result, the Board of Trustees of the Trust (“the Board”) has approved valuation procedures for the Trust (the “Valuation Procedures”), which are used for determining the fair value of any Fund investments for which a market quotation is not readily available. The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 and in conjunction with FASB’s Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures (“ASC 820”).

ASC 820 defines fair value as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets that the Funds have the ability to access. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g., yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g., discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Funds value Level 1 securities using readily available market quotations in active markets. The Funds value Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Funds value Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management. For Level 3 securities, the Funds estimate fair value based upon a variety of observable and non-observable inputs as outlined in the Valuation Procedures.

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter (“OTC”) market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price. Debt securities are valued at the prices supplied by the pricing agent for such securities, if available, and otherwise are valued at the available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value (“NAV”), the Funds value these securities at fair value as determined in accordance with the Valuation Procedures. Short-term securities with maturities of 60 days or less at time of purchase and of sufficient credit quality are valued at amortized cost, which approximates fair value.

Notes To Financial Statements (continued)
March 31, 2023 (unaudited)

The Board has designated Destra Capital Advisors LLC, investment adviser to Small Cap Advantage Fund, and DFC Preferred Advisors LLC, investment adviser to Preferred and Income Fund (each, an “Adviser”), as the valuation designee of its respective Fund. As valuation designee, each Adviser performs the fair value determination relating to any and all investments of its respective Fund, subject to the conditions and oversight requirements described in the Valuation Procedures. In furtherance of its duties as valuation designee, each Adviser has formed a valuation committee (the “Valuation Committee”), to perform fair value determinations and oversee the day-to-day functions related to the fair valuation of its respective Fund’s investments. Each Valuation Committee may consult with representatives from the Trust’s outside legal counsel or other third-party consultants in their discussions and deliberations.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date basis. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(c) Allocation of Income and Expenses

In calculating the NAV per Share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of Shares based upon the proportion of net assets of each class at the beginning of each day. Each Fund is charged for those expenses that are directly attributable to each series, such as management fees and registration costs.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

(d) Cash and Cash Equivalents

Cash and cash equivalents may consist of demand deposits and highly liquid investments (e.g., U.S. treasury notes) with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value. The Funds deposit cash and cash equivalents with highly-rated banking corporations and, at times, may exceed the insured limits under applicable law.

(e) Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.

(f) Distributions to Shareholders

The Funds intend to pay substantially all of their net investment income to shareholders. The Preferred and Income Fund expects to pay monthly income distributions and the Small Cap Advantage Fund expects to pay annual income distributions. In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

(g) Use of Estimates

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Notes To Financial Statements (continued)
March 31, 2023 (unaudited)

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Investment Management Agreement

The Funds have entered into an Investment Management Agreement (“the Agreement”) with Destra. Effective February 11, 2021, (the “Effective Date”) the Preferred and Income Fund entered into a new Investment Management Agreement (“the new Agreement”) with DFC Preferred Advisors LLC (“DFC”). As of the effective date, DFC replaced Destra as the Adviser to the Preferred and Income Fund.

Subject to the oversight of the Trust’s Board, Destra and DFC (collectively, the “Advisers” and each individually an “Adviser”) are responsible for managing the investment and reinvestment of the assets of each Fund in accordance with each Fund’s respective investment objectives and policies and limitations and providing day-to-day administrative services to the Funds either directly or through others selected by it for the Funds. The Adviser receives an annual management fee payable monthly, at an annual rate of 0.75% and 1.10% respectively, of the average daily net assets of the Preferred and Income Fund and Small Cap Advantage Fund. Management fees paid by the Funds for the six months ended March 31, 2023 are disclosed in the Statement of Operations. The Preferred and Income Fund paid management fees totaling $843,294 to DFC for the six months ended March 31, 2023. During the six months ended March 31, 2023, the Small Cap Advantage Fund paid management fees totaling $91,140 to Destra.

The Trust and each Adviser have entered into an expense limitation agreement where each Adviser has agreed to cap expenses such that the total annual Fund operating expenses, excluding brokerage commissions and other trading expenses, taxes, interest, acquired fund fees and other extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of business), do not exceed 1.50%, 2.25%, and 1.25% of the Preferred and Income Fund’s average daily net assets attributable to Class A shares, Class C shares, and Class I shares, respectively, and 1.75%, and 1.50% of the Small Cap Fund’s average daily net assets attributable to Class A shares and Class I shares, respectively (the “Expense Limitation Agreement”). The Expense Limitation Agreement will continue in effect until January 31, 2033, may be terminated or modified prior to that date only with the approval of the Board and will automatically continue in effect for successive twelve-month periods thereafter. Any fee waived and/or expense assumed by the Adviser pursuant to the Expense Limitation Agreement is subject to recovery by the Adviser for up to three years from the date the fee was waived and/or expense assumed, but no reimbursement payment will be made by the Fund if such reimbursement results in the Fund exceeding an expense ratio equal to the Fund’s then-current expense caps or the expense caps that were in place at the time the fee was waived and/or expense assumed by the Adviser.

During the six months ended March 31, 2023, expenses totaling $97,542 were waived and reimbursed by Destra for the Small Cap Advantage Fund and no expenses were waived by DFC for the Preferred and Income Fund. Recognition of eligibility for recapture by the Adviser is affected by the timing of fees paid and invoices received at the time of the calculation.

The following amounts are subject to recapture by Destra by the following dates:

Small Cap Advantage Fund
September 30, 2023	$211,052
September 30, 2024	225,041
September 30, 2025	205,662

Sub-Advisory Agreements

The Preferred and Income Fund has retained Flaherty & Crumrine Incorporated (“Flaherty”) to serve as its investment sub-adviser. Small Cap Advantage Fund has retained Granahan Investment Management, Inc. (“Granahan”) to serve as its investment sub-adviser.

DFC has agreed to pay from its own assets an annualized sub-advisory fee, quarterly, to Flaherty in an amount equal to one half of the net management fees collected by DFC, net of any waivers, reimbursement payments, supermarket fees and alliance fees waived, reimbursed or paid by DFC in respect of the Preferred and Income Fund.

Destra has agreed to pay from its own assets an annualized sub-advisory fee, monthly, to Granahan in an amount equal to one half of the net advisory fees collected by Destra, net of any waivers, reimbursement payments, supermarket fees and alliance fees waived, reimbursed or paid by Destra in respect of the Small Cap Advantage Fund.

Notes To Financial Statements (continued)
March 31, 2023 (unaudited)

Other Service Providers

UMBFS serves as each Fund’s Administrator, Accounting Agent, and Transfer Agent. UMB Bank, N.A. serves as each Fund’s Custodian.

4. DISTRIBUTION AND SERVICE PLANS

The Funds’ Class A Shares and the Preferred and Income Fund’s Class C Shares have adopted a Distribution Plan (“Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan is a compensation type plan that permits the payment at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A Shares and up to 1.00% of the average daily net assets of the Preferred and Income Fund’s C Shares. Of the 1.00%, up to 0.75% of this fee is for distribution services and up to 0.25% of this fee is for shareholder services. Under the terms of the Plan, the Funds are authorized to make payments to Destra Capital Investments, LLC, the Funds’ distributor (the “Distributor”) for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisers and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund.

5. FEDERAL TAX INFORMATION

Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986. If so qualified, the Funds will not be subject to federal income tax to the extent each Fund distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts, on the Statements of Assets and Liabilities, based on their Federal tax basis treatment; temporary differences do not require reclassification and had no impact on the NAV of the Funds.

Each Fund complies with FASB interpretation Accounting for Uncertainty in Income Taxes which provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. Accounting for Uncertainty in Income Taxes requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current period.

Accounting for Uncertainty in Income Taxes requires management of each Fund to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities (i.e., the last three tax years and the interim tax period since then). The Funds have no examinations in progress during the six months ended March 31, 2023. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Funds reviewed all tax positions taken or expected to be taken in the preparation of each Fund’s tax returns and concluded that Accounting for Uncertainty in Income Taxes resulted in no effect on each Fund’s reported net assets or results of operations as of and during the six months ended March 31, 2023. Management of the Funds also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

At September 30, 2022, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

	Preferred and Income Fund	Small Cap Advantage Fund
Cost of investments	$257,237,803	$19,409,241
Gross unrealized appreciation	1,173,893	1,550,052
Gross unrealized depreciation	(31,909,632)	(5,722,491)
Net unrealized appreciation	$(30,735,739)	$(4,172,439)

The difference between cost amounts for financial statement and federal income tax purposes, if any, is due primarily to timing differences in recognizing certain gains and losses in security transactions and wash sales.

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per Share.

Notes To Financial Statements (continued)
March 31, 2023 (unaudited)

For the year ended September 30, 2022, permanent differences in book and tax accounting have been reclassified to paid-in capital and distributable earnings as follows:

	Paid-in Capital	Distributable Earnings
Preferred and Income Fund	$-	$-
Small Cap Advantage Fund	(101,851)	101,851

As of September 30, 2022, the components of distributable earnings on a tax basis were as follows:

	Preferred and Income Fund	Small Cap Advantage Fund
Undistributed ordinary income	$266,618	$-
Undistributed long-term capital gains	-	-
Tax distributable earnings	266,618	-
Accumulated capital and other losses	(5,794,306)	(3,639,104)
Temporary book and tax differences	-	-
Unrealized appreciation on investments	(30,735,739)	(4,172,439)
Total distributable earnings	$(36,263,427)	$(7,811,543)

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2022, Preferred and Income Fund and Small Cap Advantage Fund elected to defer qualified post October capital losses of $3,843,214 and $3,422,205, respectively.

As of September 30, 2022, Small Cap Advantage Fund elected to defer qualified ordinary late-year losses of $195,369.

The tax character of distributions paid during the years ended September 30, 2022 and 2021 were as follows:

	Preferred and Income Fund		Small Cap Advantage Fund
	2022	2021	2022	2021
Distributions paid from:
Ordinary income	$12,478,800	$11,677,865	$810,413	$18,814
Net long-term capital gains	-	-	1,692,707	11,577
Total distributions paid	$12,478,800	$11,677,865	$2,503,120	$30,391

At September 30, 2022, the Funds had accumulated capital loss carry forwards as follows:

	Preferred and Income Fund	Small Cap Advantage Fund
Short-term	$1,321,099	$21,530
Long-term	629,994	-
Total	$1,951,093	$21,530

To the extent that the Funds may realize future net capital gains, those gains will be offset by any unused capital loss carry forwards. Future capital loss carry forward utilization in any given year may be subject to Internal Revenue Code limitations.

The Preferred and Income Fund and Small Cap Advantage Fund utilized $169,897 and $0, respectively, of their capital loss carry forward during the year ended September 30, 2022.

6. INVESTMENT TRANSACTIONS

For the six months ended March 31, 2023, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments were as follows:

	Purchases	Sales
Preferred and Income Fund	$13,198,810	$22,447,300
Small Cap Advantage Fund	5,992,978	4,564,596

Notes To Financial Statements (continued)
March 31, 2023 (unaudited)

7. PURCHASES AND REDEMPTIONS OF SHARES

Purchases of Class A Shares are subject to an initial sales charge of up to 4.50% on purchases of less than $1,000,000. The Funds’ Shares are purchased at NAV per Share as determined at the close of the regular trading session of the NYSE after a purchase order is received in good order by the Funds or their authorized agent. Some authorized agents may charge a separate or additional fee for processing the purchase of Shares. Redemption requests will be processed at the next NAV per Share calculated after a redemption request is accepted.

A contingent deferred sales charge (“CDSC”) of 1.00% applies on Class C Shares redeemed within 12 months of purchase. The CDSC may be waived for certain investors as described in the Preferred and Income Fund’s Prospectus. For the six months ended March 31, 2023, the total CDSC received by affiliates in the Preferred and Income Fund amounted to $1,078.

For the six months ended March 31, 2023, various broker dealers received $16,788 and $8,315 of sales charges from Shares sold of the Preferred and Income Fund and Small Cap Advantage Fund, respectively. Sales charges from Shares sold of the Funds received by affiliates amounted to $3,115 and $1,064 for the Preferred and Income Fund and Small Cap Advantage Fund, respectively.

8. PRINCIPAL RISKS

Risk is inherent in all investing. The value of your investment in the Funds, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Funds or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Funds.

Recent Market and Economic Developments — The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are available, the ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak and the pace of recovery which may vary from market to market, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

Credit and Counterparty Risk — Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.

Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Financial Services Companies Risk — The Preferred and Income Fund invests in financial services companies, which may include banks, thrifts, brokerage firms, broker/dealers, investment banks, finance companies and companies involved in the insurance industry. These companies are especially subject to the adverse effects of economic recession; currency exchange rates; government regulation; decreases in the availability of capital; and volatile interest rates.

Interest Rate Risk — If interest rates rise, in particular, if long-term interest rates rise, the prices of fixed-rate securities held by a Fund will fall.

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Funds invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Funds’ management will underperform the markets, the relevant indices or the securities selected by other Funds with similar investment objectives and investment strategies. This means you may lose money.

Preferred Security Risk — Preferred and other subordinated securities rank lower than bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. Distributions on some types of these securities may also be skipped or deferred by issuers without causing a default. Finally, some of these securities typically have special redemption rights that allow the issuer to redeem the security at par earlier than scheduled.

Notes To Financial Statements (continued)
March 31, 2023 (unaudited)

Smaller Companies Risk — The Small Cap Advantage Fund will hold securities of small- and/or mid-cap companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than those of larger, more established companies. Smaller capitalization issuers are often not as diversified in their business activities and frequently have fewer product lines, financial resources and management experience than issuers with larger market capitalizations. Additionally, reduced trading volume of securities of smaller issuers may make such securities more difficult to sell than those of larger companies.

9. TRUSTEES AND OFFICERS

The Destra Fund Complex (consisting of the Trust, the Destra Multi-Alternative Fund, and the BlueBay Destra International Event-Driven Credit Fund), pays each Independent Trustee a retainer of $39,000 per year, and the Chairman of the Board a retainer of $46,000 per year for their services in this capacity. Each fund in the Destra Fund Complex pays a portion of the retainer received by each Trustee, which is allocated annually across the Destra Fund Complex based on each Fund’s respective net assets as of December 31 of the preceding year. Trustees are also reimbursed for travel-related and authorized business expenses. The Trust does not pay compensation to Trustees who also serve in an executive officer capacity for the Trust or the Advisers.

Employees of PINE Advisors LLC (“PINE”) serve as officers of the Trust. PINE receives an annual base fee for the services provided to the Fund. PINE is reimbursed for certain out-of-pocket expenses by the Trust. Each Fund pays a portion of these fees on a pro rata basis according to each Fund’s average net assets. Service fees paid by the Trust for the six months ended March 31, 2023 are disclosed in the Statement of Operations.

10. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements. On April 27, 2023, the Preferred and Income Fund paid a distribution of $0.0456 per Class A Share, $0.0485 per Class I Share and $0.0367 per Class C Share to shareholders of record on April 26, 2023.

Additional Information
March 31, 2023 (unaudited)

This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of Shares of the Funds or of any securities mentioned in this report.

Corporate Dividends Received Deduction — For the period ended September 30, 2022, the Preferred and Income Fund and Small Cap Advantage Fund had 67.83% and 3.45%, respectively, of dividends paid from net investment income qualify for the 70% dividends received deduction available to corporate shareholders.

Qualified Dividend Income — For the period ended September 30, 2022, the Preferred and Income Fund and Small Cap Advantage Fund had 100% and 3.77%, respectively, of dividends paid from net investment income designated as qualified dividend income.

Long-term Capital Gains — For the period ended September 30, 2022, pursuant to IRC 852 (b)(3) of the Internal Revenue Code, the Preferred and Income Fund and Small Cap Advantage Fund designate $0 and $1,692,707, respectively, as long-term capital gain distributions.

Proxy Voting — Policies and procedures that the Funds use to determine how to vote proxies as well as information regarding how the Funds voted proxies for portfolio securities is available without charge and upon request by calling 877-855-3434 or visiting Destra Capital Investments LLC’s website at www.destracapital.com or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Disclosure of Portfolio Holdings — The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT is available on the SEC website at www.sec.gov or by visiting Destra Capital Investments LLC’s website at www.destracapital.com.

Liquidity Risk Management — The Funds have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each Fund adopt a program that is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. Assessment and management of each Fund’s liquidity risk under the Program take into consideration certain factors, such as the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments. The Funds’ Board approved the appointment of the Liquidity Risk Management Committee as the Program’s administrator to carry out the specific responsibilities set forth in the Program, including written reporting to the Board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year and any material changes to the Program (the “Program Administrator Report”). The Board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage each Fund’s liquidity risk.

Approval of Investment Management Agreements
March 31, 2023 (unaudited)

Renewal of Preferred & Income Fund Advisory and Sub-Advisory Agreement

At meetings held on November 10, 2022 and November 18, 2022, the Board of Trustees, including the Independent Trustees, unanimously approved the renewal of the Investment Management Agreement (the “Advisory Agreement”) between Destra and the Preferred and Income Fund and the Sub-Advisory Agreement with Flaherty (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Advisory Agreements”).

The Board reviewed and discussed the written materials that were provided in advance of the meeting and deliberated on the renewal of the Advisory Agreements. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in renewing the Advisory Agreements and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the Advisory Agreements. During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the agreements, the Board had received sufficient information to renew and approve the Advisory Agreements.

In considering such renewals, the Board reviewed and analyzed various factors that it determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Service

The Board reviewed and considered the nature and extent of the investment advisory services provided by Destra and Flaherty to the Preferred and Income Fund under the Advisory Agreements, including the selection of Preferred and Income Fund investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by Destra and Flaherty including, among other things, providing office facilities, equipment, and personnel. The Board also reviewed and considered the qualifications of the key personnel of Destra and Flaherty who provide the investment advisory and/or administrative services to the Preferred and Income Fund. The Board determined that Destra’s key personnel and Flaherty’ key personnel are well-qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account both Destra’s and Flaherty’s respective compliance policies and procedures including the procedures used to determine the value of the Preferred and Income Fund’s investments. The Board concluded that the overall quality of the advisory and administrative services provided was satisfactory.

Performance

The Board reviewed the performance of the Preferred and Income Fund over during the one-year, three-year, five-year, ten-year, and since inception periods ended September 30, 2022, as compared to a peer group of funds with similar investment strategies. The Board noted that the Fund outperformed the peer group median over the ten-year and since inception periods, and underperformed over the one-year, three-year, and five-year periods. The Board also considered information related to the manner in which the peer group was selected, and additional performance information from Flaherty. The Board further discussed the Preferred and Income Fund’s performance and concluded that the performance of the Fund over the time periods reviewed was satisfactory.

Fees and Expenses

The Board reviewed the advisory fee rate and total net expense ratio of the Preferred and Income Fund. The Board compared the advisory fee and total net expense ratio for the Fund as compared to a peer group of funds with similar investment strategies. The Board noted that the Fund’s advisory fee and total net expense ratio were each higher than the peer group median. The Board concluded that the advisory fees paid to Destra and Flaherty were reasonable and satisfactory in light of the services provided.

Comparable Accounts

The Board noted certain information provided by Destra and Flaherty regarding fees charged to their respective other clients utilizing a similar strategy to that employed by the Preferred and Income Fund. With respect to Destra, the Board noted that Destra does not charge a lower fee for any client with comparable investment objective to that of the Fund. With respect to Flaherty, the Board concluded that, bearing in mind the limitations of comparing different

Approval of Investment Management Agreements (continued)
March 31, 2023 (unaudited)

types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to Flaherty’s other clients employing a comparable strategy to the Preferred and Income Fund were not indicative of any unreasonableness with respect to the sub-advisory fee payable by the Preferred and Income Fund.

Economies of Scale

The Board reviewed the structure of the Preferred and Income Fund’s investment management under the applicable Advisory Agreements. The Board determined that, based on the Preferred and Income Fund’s current assets and projections for future growth in such assets, neither Destra nor Flaherty is currently experiencing economies of scale with respect to the Preferred and Income Fund, but that they have an appropriate framework in place with respect to economies of scale.

Cost of Services and Profitability

The Board discussed the information related to Destra’s retrospective profitability analysis for 2020 and 2021 and projected profitability analysis for 2022, 2023 and 2024, and related to Flaherty’s retrospective profitability analysis for 2021 and projected profitability analysis for 2022, from their management of the Preferred and Income Fund. The Board considered assumptions regarding changes in assets under management and how those changes may impact profitability. The Board determined that the profitability of Destra and Flaherty was appropriate.

Other Benefits to Destra and Flaherty

The Board also considered other benefits potentially received by Destra and Flaherty from their management of the Preferred and Income Fund, including, with respect to Destra, selling and servicing other open-end or closed-end funds in parallel with the Preferred and Income Fund, cross-selling opportunities to existing clients, and efficiencies in marketing the Fund alongside Destra’s other product offerings. With respect to Flaherty, the Board considered that Flaherty may benefit from marketing opportunities for Flaherty’s other products. The Board concluded that the advisory and sub-advisory fees were reasonable in light of the fall-out benefits.

Conclusion

In considering renewal of the Advisory Agreements, the Board evaluated the factors and information described above, as well as information concerning Destra, Flaherty and the Preferred and Income Fund that is provided to the Board throughout the year in connection with other Board meetings. In its deliberations, the Board did not identify any single item that was paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Preferred and Income Fund and its shareholders to approve the renewals of the Advisory Agreements.

Renewal of Granahan Advisory Agreement and Sub-Advisory Agreement

At meetings held on November 10, 2022 and November 18, 2022, the Board of Trustees, including the Independent Trustees, unanimously approved the renewal of the Investment Management Agreement (the “Advisory Agreement”) between Destra and the Small Cap Advantage Fund, and the Sub-Advisory Agreement between Destra and Granahan (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Advisory Agreements”).

The Board reviewed and discussed the written materials that were provided in advance of the meeting and deliberated on the renewal of the Advisory Agreements. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in renewing the Advisory Agreements and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the Advisory Agreements. During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the agreements, the Board had received sufficient information to renew and approve the Advisory Agreements.

Approval of Investment Management Agreements (continued)
March 31, 2023 (unaudited)

In considering such renewals, the Board reviewed and analyzed various factors that it determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Service

The Board reviewed and considered the nature and extent of the investment advisory services provided by Destra and Granahan to the Small Cap Advantage Fund under the applicable Advisory Agreement, including the selection of fund investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by Destra and Granahan including, among other things, providing office facilities, equipment, and personnel.

The Board also reviewed and considered the qualifications of the key personnel of Destra and Granahan who provide the investment advisory and/or administrative services to the Small Cap Advantage Fund. The Board determined that each of Destra’s and Granahan’s key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account Destra’s and Granahan’s respective compliance policies and procedures, including the procedures used to determine the value of the Small Cap Advantage Fund’s investments. The Board concluded that the overall quality of the advisory and administrative services provided was satisfactory.

Performance

The Board evaluated the Small Cap Advantage Fund’s performance for the one-year, three-year, and since inception periods ended September 30, 2022, as compared to a peer group of funds with similar investment strategies. The Board noted that the Fund outperformed the peer group median over the three-year period and underperformed the peer group median over the one-year and since inception periods. The Board also considered additional performance information provided by Granahan. The Board also considered information related to the manner in which the peer group was selected. The Board further discussed the Small Cap Advantage Fund’s performance and concluded that the performance of the Fund over the time periods reviewed was satisfactory.

Fees and Expenses

The Board reviewed the advisory fee rates and total net expense ratio of the Small Cap Advantage Fund. The Board compared the advisory fee and total net expense ratio for the Small Cap Advantage Fund with data of a peer group of funds with similar investment strategies. The Board noted that the Fund’s advisory fee and total net expense ratio were each higher than the peer group median. The Board noted that Granahan’s sub-advisory fee is paid by Destra. The Board concluded that the advisory fees paid by the Small Cap Advantage Fund to the Adviser and the sub-advisory fees paid by the Adviser to Granahan were reasonable and satisfactory in light of the services provided.

Comparable Accounts

The Board noted certain information provided by Destra and Granahan regarding fees charged to their respective other clients utilizing a similar strategy to that employed by the Small Cap Advantage Fund. With respect to Destra, the Board noted that Destra does not charge a lower fee for any client with comparable investment objective to that of the Fund. With respect to Granahan, the Board concluded that, bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to Granahan’s other clients employing a comparable strategy to the Small Cap Advantage Fund were not indicative of any unreasonableness with respect to the advisory fee payable by the Small Cap Advantage Fund.

Economies of Scale

The Board reviewed the structure of the Small Cap Advantage Fund’s investment management under the applicable Advisory Agreements. The Board determined that, based on the Small Cap Advantage Fund’s current assets and projections for future growth in such assets, it is not likely that the Small Cap Advantage Fund will achieve economies of scale in the near future.

Approval of Investment Management Agreements (continued)
March 31, 2023 (unaudited)

Profitability of Investment Adviser and Affiliates

The Board discussed the information related to Destra’s and Granahan’s realized and projected profitability from their management of the Small Cap Advantage Fund during certain periods of time. With respect to Destra, the Board considered a retrospective profitability analysis for 2020 and 2021, and a projected profitability analysis for 2022, 2023, and 2024. As to Granahan, the Board considered the retrospective profitability analysis provided for 2021, and the projected profitability analysis for 2022 and 2023. The Board considered assumptions regarding changes in assets under management and how those changes may impact profitability. The Board determined that the profitability of Destra and Granahan was appropriate.

Ancillary Benefits and Other Factors

The Board also considered other benefits potentially received by Destra and Granahan from their management of the Small Cap Advantage Fund. The Board noted that Destra may accrue benefits from selling and servicing other open-end or closed-end funds in parallel with the Fund and Destra’s sales effort may enjoy cross-selling opportunities to its existing clients and certain efficiencies in marketing the Fund alongside Destra’s other product offerings. The Board also considered information provided by Granahan with respect to its use of soft dollars. The Board also considered that Granahan may accrue benefits from higher assets under management, including increased access to brokerage and research conferences, increased commissions available for soft dollar research products, and regular due diligence oversight. The Board concluded that the advisory and sub-advisory fees were reasonable in light of the fall-out benefits.

Conclusion

In considering renewal of the Advisory Agreements, the Board evaluated the factors and information described above, as well as information concerning Destra, Granahan and the Small Cap Advantage Fund that is provided to the Board throughout the year in connection with other Board meetings. In its deliberations, the Board did not identify any single item that was paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Small Cap Advantage Fund and its shareholders to approve the renewals of the Advisory Agreements.

Trust Information

Board of Trustees	Officers	Investment Advisers
John S. Emrich	Robert A. Watson	Destra Capital Advisors LLC
Michael S. Erickson	President	Bozeman, MT
Jeffrey S. Murphy
Nicholas Dalmaso	Derek Mullins	DFC Preferred Advisors LLC
	Chief Financial Officer and Treasurer	Bozeman, MT

	Cory Gossard	Sub-Advisers
	Chief Compliance Officer	Flaherty & Crumrine Inc.
Pasadena, CA
Marcie McVeigh
	Assistant Treasurer	Granahan Investment Management Inc.
Waltham, MA
Jake Schultz
	Secretary	Distributor
Destra Capital Investments LLC
	Ken Merritt	Bozeman, MT
Assistant Secretary
Custodian
UMB Bank, N.A.
Kansas City, MO

Administrator, Accounting Agent, and Transfer Agent
UMB Fund Services, Inc.
Milwaukee, WI

Legal Counsel
Faegre Drinker Biddle & Reath LLP
Philadelphia, PA

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
Chicago, IL

Privacy Principles of the Trust for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Destra Capital Advisors LLC employees with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders. Questions concerning your Shares of the Trust?

Questions concerning your Shares of the Trust?

●	If your Shares are held in a Brokerage Account, contact your Broker.

This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of Shares of the Funds or of any securities mentioned in this report.

(b)	Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the period are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the Registrant on Form N-CSR is (i) accumulated and communicated to the Registrant’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Destra Investment Trust

By (Signature and Title)		/s/ Robert A. Watson
Robert A. Watson, President
(Principal Executive Officer)

Date	6/5/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Robert A. Watson
Robert A. Watson, President
(Principal Executive Officer)

Date	6/5/2023

By (Signature and Title)		/s/ Derek J. Mullins
Derek J. Mullins, Chief Financial Officer
(Principal Financial Officer)

Date	6/5/2023